LORD ABBETT SECURITIES TRUST

Lord Abbett Value Opportunities Fund

Supplement dated June 19, 2008 to the

Prospectus dated March 1, 2008

(Class A, B, C, F, I, P, R2, and R3 Shares)

The following subsection replaces the subsection titled “The Funds – Management – Investment Managers – Value Opportunities Fund” in the Prospectus:

Value Opportunities Fund. Robert P. Fetch, Partner and Director – Equity Investments – Small Cap Value, heads the Fund’s investment team. Mr. Fetch joined Lord Abbett in 1995 and has been a member of the investment team since 2007.  The other senior members of the team are Thomas B. Maher, Portfolio Manager – Equity Investments – Small Cap Value, and Justin C. Maurer, Portfolio Manager – Equity Investments – Small Cap Value.  Mr. Maher joined Lord Abbett in 2003 and has been a member of the team since 2005. Mr. Maher was formerly a Senior Equity Analyst at Invesco.  Mr. Maurer joined Lord Abbett in 2001 and has been a member of the team since 2007. Messrs. Fetch, Maher, and Maurer are jointly and primarily responsible for the day-to-day management of the Fund.

LORD ABBETT SECURITIES TRUST

Lord Abbett All Value Fund

Lord Abbett Strategic Allocation Fund – Alpha Strategy Fund

Lord Abbett International Core Equity Fund

Lord Abbett International Opportunities Fund

Lord Abbett Large Cap Value Fund

Lord Abbett Value Opportunities Fund

Supplement dated June 19, 2008 to the

Statements of Additional Information dated March 1, 2008

(Class A, B, C, F, I, P, R2, and R3 Shares)

1.                                     The following subsection replaces the subsection titled “Investment Advisory and Other Services – Investment Managers” in the Statements of Additional Information:

Investment Managers

As stated in the Prospectus, Lord Abbett uses a team of investment managers and analysts acting together to manage the investments of each Fund.

The Lord Abbett Asset Allocation Committee oversees and reviews the allocation and investment of the Alpha Strategy Fund’s assets in the underlying funds. The Asset Allocation Committee members are primarily and jointly responsible for the day-to-day management of the Fund.  The Asset Allocation Committee consists of Robert S. Dow, Robert I. Gerber, Christopher J. Towle, Harold E. Sharon, Charles P. Massare, and Robert P. Fetch.

Robert P. Fetch and Howard E. Hansen head the All Value Fund team and are primarily and jointly responsible for the day-to-day management of the Fund.

Harold E. Sharon and Vincent McBride head the International Core Equity Fund team and are primarily and jointly responsible for the day-to-day management of the Fund.

Todd D. Jacobson heads the International Opportunities Fund team and is primarily responsible for the day-to-day management of the Fund.

Eli M. Salzmann heads the Large Cap Value Fund team and is primarily responsible for the day-to-day management of the Fund.

Robert P. Fetch heads the Value Opportunities Fund team and Thomas B. Maher and Justin C. Maurer are senior members of the team.  Messrs. Fetch, Maher, and Maurer are primarily and jointly responsible for the day-to-day management of the Fund.

The following table indicates for each Fund as of October 31, 2007 (or another date, as indicated):  (1) the number of other accounts managed by each investment manager who is primarily and/or jointly responsible for the day-to-day management of that Fund within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category.  For each of the categories, a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account.  Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies.  The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles.  Lord Abbett does not manage any hedge funds.  The Other Accounts category encompasses Retirement and Benefit Plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by Financial Intermediaries unaffiliated with Lord Abbett.  (The data shown below are approximate.)

Other Accounts Managed (# and Total Assets+)

Fund

Name

Registered Investment Companies

Other Pooled Investment Vehicles

Other Accounts

All Value Fund	Robert P. Fetch	10 / $7,480.9	3 / $474.8	916(a) / $3,245.3(a)
	Howard E. Hansen	12 / $13,387.6	4 / $507.1	1,757(b) / $2,275.5(b)

Alpha Strategy Fund	Robert S. Dow	4 / $2,026.1	0 / $0.0	0 / $0.0
	Robert I. Gerber	4 / $2,026.1	0 / $0.0	0 / $0.0
	Harold E. Sharon	9 / $3,719.3	0 / $0.0	268 / $40.9
	Christopher J. Towle	13 / $15,373.0	3 / $1,030.0	4,438 / $2,597.1
	Charles P. Massare	4 / $2,026.1	0 / $0.0	0 / $0.0
	Robert P. Fetch	10 / $10,342.9	3 / $474.8	916(c) / $3,245.3(c)

International Core	Harold E. Sharon	9 / $2,785.0	0 / $0.0	268 / $40.9
Equity Fund	Vincent J. McBride	2 / $181.9	0 / $0.0	268 / $40.9

International Opportunities Fund	Todd D. Jacobson	2 / $47.7	2 / $85.9	0 / $0.0

Large Cap Value Fund	Eli M. Salzmann	10 / $28,991.6	8 / $463.8	41,619(d) / $18,541.7(d)

Value Opportunities	Robert P. Fetch	10 / $10,600.3	3 / $474.8	916(e) / $3,245.3(e)
Fund	Thomas B. Maher(f)	0 / $0.0	0 / $0.0	3(g) / $99.3(g)
	Justin C. Maurer(f)	0 / $0.0	0 / $0.0	3(g) / $99.3(g)

+	Total assets are in millions.

(a)

Included in the number of accounts and total assets are three accounts with respect to which the management fee is based on the performance of the account; such accounts total approximately $672.6 million in assets.

(b)

Included in the number of accounts and total assets is one account with respect to which the management fee is based on the performance of the account; such account totals approximately $476.9 million in assets.

(c)

Included in the number of accounts and total assets are three accounts with respect to which the management fee is based on the performance of the account; such accounts total approximately $672.6 million in assets.

(d)

Included in the number of accounts and total assets is one account with respect to which the management fee is based on the performance of the account; such account totals approximately $304.6 million in assets.

(e)

Included in the number of accounts and total assets are three accounts with respect to which the management fee is based on the performance of the account; such accounts total approximately $672.6 million in assets.

(f)	The amounts shown are as of April 30, 2008.

(g)

Included in the number of accounts and total assets is one account with respect to which the management fee is based on the performance of the account; such account totals approximately $88.3 million in assets.

Conflicts of interest may arise in connection with the investment managers’ management of the investments of the Funds and the investments of the other accounts included in the table above.  Such conflicts may arise with respect to the allocation of investment opportunities among the Funds and other accounts with similar investment objectives and policies.  An investment manager potentially could use information concerning a Fund’s transactions to the advantage of other accounts and to the detriment of that Fund.  To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures.  Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures.  The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett.  In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients, including the Funds.  Moreover, Lord Abbett’s Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information.  Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts.  Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds.  Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment managers’ management of the investments of the Funds and the investments of the other accounts referenced in the table above.

2.                                     The following subsection replaces the subsection titled “Investment Advisory and Other Services – Holdings of Investment Managers” in the Statements of Additional Information:

Holdings of Investment Managers. The following table indicates for each Fund the dollar range of shares beneficially owned by each investment manager who is primarily and/or jointly responsible for the day-to-day management of that Fund, as of October 31, 2007 (or another date, as indicated).  This table includes the value of shares beneficially owned by such investment managers through 401(k) plans and certain other plans or accounts, if any.

Dollar Range of Shares in the Fund
Fund	Name	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
All Value Fund	Robert P. Fetch				X
	Howard E. Hansen					X

Alpha Strategy Fund	Robert S. Dow							X
	Robert I. Gerber			X
	Harold E. Sharon		X
	Christopher J. Towle				X
	Charles P. Massare			X
	Robert P. Fetch		X

International Core	Vincent J. McBride					X
Equity Fund	Harold E. Sharon					X

Dollar Range of Shares in the Fund
Fund	Name	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
International Opportunities Fund	Todd D. Jacobson				X

Large Cap Value Fund	Eli M. Salzmann			X

Value Opportunities	Robert P. Fetch						X
Fund	Thomas B. Maher*				X
	Justin C. Maurer*					X

*	The amounts shown are as of June 13, 2008.